10.31 Fidelity Disciplined Equity Fund K PRO-01 | Fidelity® Disciplined Equity Fund
Fund Summary Fund/Class: Fidelity® Disciplined Equity Fund/K
Investment Objective
The fund seeks capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Disciplined Equity Fund}	10.31 Fidelity Disciplined Equity Fund K PRO-01 Fidelity® Disciplined Equity Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Disciplined Equity Fund}	10.31 Fidelity Disciplined Equity Fund K PRO-01 Fidelity® Disciplined Equity Fund Fidelity Disciplined Equity Fund-Class K
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.70%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.79%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Disciplined Equity Fund}	10.31 Fidelity Disciplined Equity Fund K PRO-01 Fidelity® Disciplined Equity Fund Fidelity Disciplined Equity Fund-Class K USD ($)
1 year	$ 81
3 years	252
5 years	439
10 years	$ 978

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 187% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in common stocks.
  Seeking to reduce the impact of industry weightings on the performance of the fund by considering each industry's weighting in the S&P 500® Index when allocating the fund's investments across industries.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using quantitative analysis to evaluate growth potential, valuation, liquidity, and investment risk, along with fundamental analysis of factors such as each issuer's financial condition, its industry position, and market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.77%	September 30, 2009
Lowest Quarter Return	-18.37%	September 30, 2011
Year-to-Date Return	-5.60%	September 30, 2015

Average Annual Returns
For the periods ended December 31, 2014
Average Annual Total Returns{- Fidelity® Disciplined Equity Fund} - 10.31 Fidelity Disciplined Equity Fund K PRO-01 - Fidelity® Disciplined Equity Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Disciplined Equity Fund-Class K				May 09, 2008
Fidelity Disciplined Equity Fund-Class K | Return Before Taxes	12.19%	13.38%	6.08%
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	8.46%
[1]	From May 9, 2008